Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Continuing Operations Before Income Taxes

The below table presents the jurisdictional composition of our income from continuing operations before income taxes for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
United States	$38,850,319	$15,544,735	$53,794,019
Non-US	(50,900,894)	4,633,359	11,891,477
(Loss) income from continuing operations, before income taxes	$(12,050,575)	$20,178,094	$65,685,496

Schedule of Current and Deferred Tax Expense

For the years ended December 31, 2024, 2023 and 2022, the current and deferred tax expense allocated to continuing operations were as follows:

	2024	2023	2022
Current:
US Federal	$12,771,794	$5,663,364	$13,270,683
US State	5,022,876	2,928,137	3,311,355
Non-US	3,772,288	8,632,303	21,057,369
Total current tax expense	21,566,958	17,223,804	37,639,407

Deferred:
US Federal	(3,750,091)	(863,989)	(2,402,855)
US State	(1,074,479)	(281,452)	(428,427)
Non-US	(2,919,033)	62,208	(2,596,598)
Total deferred tax expense	(7,743,603)	(1,083,233)	(5,427,880)
Total provision for income taxes	$13,823,355	$16,140,571	$32,211,527

Schedule of Tax Rate Reconciliation	A reconciliation between the income tax expense computed by applying the Cayman Island’s statutory income tax rate of 0% to income from continuing operations before income taxes and actual income tax expense were as follows:
	2024	2023	2022
Cayman Island income tax at statutory rate	—%	—%	—%

Effect of rates different than statutory
Australia	7.21%	(22.78)%	(0.44)%
Brazil	9.02%	(0.97)%	—%
Canada	17.16%	(0.44)%	—%
Hong Kong	21.61%	(14.89)%	(7.84)%
Japan	18.69%	(13.85)%	(1.30)%
Mainland China	(28.36)%	23.53%	31.40%
Mexico	18.61%	(0.04)%	—%
Singapore	32.61%	16.91%	(3.18)%
United States – Federal	(70.76)%	23.56%	19.20%
United States – State	(15.85)%	5.20%	3.15%
Other countries	21.07%	(8.15)%	(1.21)%
Change in valuation allowance	(134.41)%	50.44%	4.20%
Change in unrecognized tax benefit	(15.50)%	8.83%	7.68%
Return to provision differences – United States Federal	(7.63)%	6.55%	1.46%
Other	11.82%	6.08%	(4.09)%
Total	(114.71)%	79.98%	49.03%

Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred tax assets and liabilities are as follows:
	2024	2023
Deferred tax assets
Net operating loss carryforwards	$36,533,676	$20,536,474
Compensation accruals	9,058,023	4,771,220
Lease liabilities	3,022,320	2,456,883
Other	1,921,076	987,996
Total deferred tax assets	50,535,095	28,752,573
Less: valuation allowance	(34,628,089)	(21,043,136)
Deferred tax assets, net of valuation allowance	15,907,006	7,709,437

Deferred tax liabilities
Right of use assets	(2,704,189)	(2,154,329)
Intangibles	(5,233,634)	(5,712,800)
Property and equipment	(886,939)	(968,015)
Total deferred tax liabilities	(8,824,762)	(8,835,144)

Net deferred tax asset	$7,082,244	$(1,125,707)

Schedule of Income Tax Net Operating Loss Carryforwards	The below table presents the expiration of our net operating losses by jurisdiction as of December 31, 2024:
Jurisdiction	Net Operating Loss Carryforwards	Expiration
Australia	$17,526,497	Indefinite
Brazil	3,294,408	Indefinite
Canada	9,219,682	2041 – 2044
Hong Kong	22,335,355	Indefinite
Japan	30,001,355	2025 – 2024
Mainland China	1,260,186	2027 – 2029
Mexico	14,650,709	2031 – 2044
Singapore	30,833,631	Indefinite
United Kingdom	7,175,137	Indefinite
United States – Federal	431,676	Indefinite
Others	13,347,741	*
Total	$150,076,377

*        Of the other foreign net operating loss carryforwards, $11,581,596 expires between 2027 and 2034 and $1,766,145 have an indefinite expiration term.

Schedule of Unrecognized Tax Benefits

The following is a rollforward of our unrecognized tax benefits as of December 31, 2024:

Total unrecognized tax benefit – January 1, 2023	$18,101,120
Increase for prior year tax positions	180,919
Increase for year 2023 tax positions	1,808,018
Settlements with taxing authorities	(401,891)
Total unrecognized tax benefit – December 31, 2023	19,688,166
Adjustment to prior year tax positions	(26,739)
Increase for current year tax positions	2,183,671
Settlements with taxing authorities	(157,542)
Total unrecognized tax benefit – December 31, 2024	$21,687,556

Schedule of Material Jurisdictions	The table below outlines the open tax years of the material jurisdictions.
Material Jurisdictions	Open Years
United States	2021 – 2024
Singapore	2021 – 2024
Japan	2014 – 2024
Mainland China	2021 – 2024
Hong Kong	2017 – 2024